Commitments and contingencies (Details Narrative) - CAD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 28, 2022
Statement [Line Items]
Unfinished product inventory, top			$ 490,000
Unfinished product inventory, bottom				$ 400,000
Term of agreement	10 years
Royalty expense		$ 105,000	506,000	464,000
Royalties paid		(256,000)	(1,056,000)	(99,000)
Accounts payable and accrued liabilities		7,603,000	7,128,000
Inventory recognised as of acquisition date			1,615,000
Research and development expense		2,406,000	2,754,000	1,796,000
Contractual capital commitments		2,620,000
Business And Administration Agreement With Gvi [Member]
Statement [Line Items]
Amount committed to pay under the agreement, per month		7,000
Amount committed to pay under the agreement, per year		85,000
Six percentage on quarterly sales top [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Six percentage on quarterly sales bottom [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Four percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Eight percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Prexxartan [Member]
Statement [Line Items]
Accounts payable and accrued liabilities				400,000
Research and development expense				491,000
Prexxartan [Member] | Exclusive License Agreement [Member]
Statement [Line Items]
Term of agreement					7 years
Upfront payment					$ 100,000
Additional amount payable					$ 400,000
Aggrastat [Member]
Statement [Line Items]
Unfinished product inventory			150,000
Contractual capital commitments						$ 872,000
Technology services agreement milestone payable		382,000	$ 314,000	0
Aggrastat [Member] | Upto 200000 [Member] | Birmingham Associates Ltd [Member]
Statement [Line Items]
Percentage of royalty			4.00%
Aggrastat [Member] | Above 400000 [Member] | Birmingham Associates Ltd [Member]
Statement [Line Items]
Percentage of royalty			6.00%
Aggrastat [Member] | Between 200000 and 400000 [Member] | Birmingham Associates Ltd [Member]
Statement [Line Items]
Percentage of royalty			8.00%
ZYPITAMAG [Member] | Zydus [Member]
Statement [Line Items]
Royalty expense			$ 151,000	$ 62,000
Cost of good sold		$ 234,000	$ 237,000